Prepayments For Construction and Equipment Purchase	12 Months Ended
Dec. 31, 2016
Prepayments For Construction and Equipment Purchase [Abstract]
PREPAYMENTS FOR CONSTRUCTION AND EQUIPMENT PURCHASE

NOTE 7 – PREPAYMENTS FOR CONSTRUCTION AND EQUIPMENT PURCHASE

As of December 31, 2016, the Company made following prepayments for its new plant in Wenling Taizhou, China:

	As of	As of
	December 31, 2016	December 31, 2015
Prepayments for equipment purchase	$768,129	$2,003,400
Deposit for plant construction	1,321,990	-
Prepayments for land construction	102,117	-
	$2,192,236	$2,003,400

The Company started the construction in April 2016 and the construction is expected to be completed in the middle of 2017.